LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchased Loans at Acquisition Date
Contractually required payments including interest	€ 1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accreable yield	178
Fair Value of loans acquired	660
Rollforward of Accretable Yield
Accretable yield January 1, 2013	0
Additions	178
Accretion	(13)
Accretable yield December 31, 2013	165	0
Financing Receivable Impaired
Average recorded balance	22,995	20,653	11,835
Interest income recognized on a cash basis	161	172	108
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	10,109	7,073
Current Loans
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	4,358	2,754
Past due 31-89 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	1,111	866
Past due greater than 90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	4,640	3,453
Payment modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	3,999	2,611
Combination modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	4,686	3,792
Term modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	710	290
Interest only modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	538	279
Other
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	176	101
Greek
Financing Receivable Impaired
Related allowance	(6,128)	(5,682)
Total recorded balance	17,575	19,537
Average recorded balance	19,285	17,351
Interest income recognized during the period the loan was impaired	97	277
Interest income recognized on a cash basis	90	100
Troubled Debt Restructurings [Abstract]
Total balance	3,357	3,413
Allowance for loan losses	(337)	(376)
Interest income recognized during the period	68	58
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	1,818	2,146
Foreign
Financing Receivable Impaired
Related allowance	(1,486)	(1,476)
Total recorded balance	4,557	3,787
Average recorded balance	3,710	3,303
Interest income recognized during the period the loan was impaired	133	106
Interest income recognized on a cash basis	71	73
Troubled Debt Restructurings [Abstract]
Total balance	641	376
Allowance for loan losses	(36)	(34)
Interest income recognized during the period	51	21
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	338	239
Residential Mortgages Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	330	104
Average recorded balance with no related allowance	217	62
Interest income recognized during the period the loan was impaired with no related allowance	8	3
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	6,841	5,299
Average recorded balance with related allowance	6,127	3,747
Interest income recognized during the period the loan was impaired with related allowance	16	10
Interest income recognized on a cash basis with related allowance	26	28
Related allowance	(846)	(828)
Troubled Debt Restructurings [Abstract]
Total balance	1,737	1,899
Allowance for loan losses	(63)	(116)
Interest income recognized during the period	12	16
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	1,226	1,367
Residential Mortgages Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	10	2
Average recorded balance with no related allowance	11	1
Interest income recognized during the period the loan was impaired with no related allowance	0	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	347	230
Average recorded balance with related allowance	206	195
Interest income recognized during the period the loan was impaired with related allowance	6	8
Interest income recognized on a cash basis with related allowance	4	1
Related allowance	(72)	(62)
Troubled Debt Restructurings [Abstract]
Total balance	27	34
Allowance for loan losses	(3)	(2)
Interest income recognized during the period	2	2
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	16	34
Consumer Other Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	254	146
Average recorded balance with no related allowance	201	91
Interest income recognized during the period the loan was impaired with no related allowance	20	12
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	2,876	2,679
Average recorded balance with related allowance	2,766	2,199
Interest income recognized during the period the loan was impaired with related allowance	10	10
Interest income recognized on a cash basis with related allowance	24	33
Related allowance	(1,791)	(1,458)
Troubled Debt Restructurings [Abstract]
Total balance	502	674
Allowance for loan losses	(94)	(139)
Interest income recognized during the period	10	16
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	307	432
Consumer Other Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	17	0
Average recorded balance with no related allowance	19	0
Interest income recognized during the period the loan was impaired with no related allowance	2	1
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	569	589
Average recorded balance with related allowance	512	528
Interest income recognized during the period the loan was impaired with related allowance	35	14
Interest income recognized on a cash basis with related allowance	20	20
Related allowance	(359)	(361)
Troubled Debt Restructurings [Abstract]
Total balance	64	87
Allowance for loan losses	(7)	(10)
Interest income recognized during the period	5	6
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	34	70
Consumer Credit Card Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with related allowance	678	639
Average recorded balance with related allowance	657	584
Interest income recognized during the period the loan was impaired with related allowance	4	5
Interest income recognized on a cash basis with related allowance	0	0
Related allowance	(628)	(524)
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	0	0
Consumer Credit Card Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	257
Average recorded balance with no related allowance	75
Interest income recognized during the period the loan was impaired with no related allowance	30
Interest income recognized on a cash basis with no related allowance	0
Total recorded balance with related allowance	466	546
Average recorded balance with related allowance	660	476
Interest income recognized during the period the loan was impaired with related allowance	8	10
Interest income recognized on a cash basis with related allowance	16	18
Related allowance	(291)	(369)
Troubled Debt Restructurings [Abstract]
Total balance	310	79
Allowance for loan losses	(3)	(5)
Interest income recognized during the period	30	9
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	143	79
Small Business Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	65	49
Average recorded balance with no related allowance	56	24
Interest income recognized during the period the loan was impaired with no related allowance	5	3
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	2,460	2,069
Average recorded balance with related allowance	2,229	1,797
Interest income recognized during the period the loan was impaired with related allowance	5	3
Interest income recognized on a cash basis with related allowance	8	18
Related allowance	(974)	(820)
Troubled Debt Restructurings [Abstract]
Total balance	350	364
Allowance for loan losses	(64)	(57)
Interest income recognized during the period	4	7
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	53	113
Small Business Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	24	1
Average recorded balance with no related allowance	27	2
Interest income recognized during the period the loan was impaired with no related allowance	1	0
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	867	628
Average recorded balance with related allowance	608	638
Interest income recognized during the period the loan was impaired with related allowance	26	17
Interest income recognized on a cash basis with related allowance	2	1
Related allowance	(288)	(206)
Troubled Debt Restructurings [Abstract]
Total balance	66	33
Allowance for loan losses	(3)	(4)
Interest income recognized during the period	1	1
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	9	24
Other Commercial Financing Receivable [Member] | Greek
Financing Receivable Impaired
Total recorded balance with no related allowance	766	423
Average recorded balance with no related allowance	595	311
Interest income recognized during the period the loan was impaired with no related allowance	6	8
Interest income recognized on a cash basis with no related allowance	18	11
Total recorded balance with related allowance	3,305	8,129
Average recorded balance with related allowance	6,437	8,536
Interest income recognized during the period the loan was impaired with related allowance	23	223
Interest income recognized on a cash basis with related allowance	14	10
Related allowance	(1,889)	(2,052)
Troubled Debt Restructurings [Abstract]
Total balance	768	476
Allowance for loan losses	(116)	(64)
Interest income recognized during the period	42	19
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	232	234
Other Commercial Financing Receivable [Member] | Foreign
Financing Receivable Impaired
Total recorded balance with no related allowance	226	208
Average recorded balance with no related allowance	168	223
Interest income recognized during the period the loan was impaired with no related allowance	4	4
Interest income recognized on a cash basis with no related allowance	0	0
Total recorded balance with related allowance	1,774	1,583
Average recorded balance with related allowance	1,424	1,240
Interest income recognized during the period the loan was impaired with related allowance	21	52
Interest income recognized on a cash basis with related allowance	29	33
Related allowance	(476)	(478)
Troubled Debt Restructurings [Abstract]
Total balance	174	143
Allowance for loan losses	(20)	(13)
Interest income recognized during the period	13	3
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses	€ 136	€ 32